Debt (Tables)	12 Months Ended
Dec. 31, 2017
John Keeler & Co., Inc. [Member]
Schedule of Principal Payments Related to Long-term Debt	At December 31, 2017, scheduled principal payments related to long-term debt are as follows:
2018	35,000
2019	34,000

Total	$69,000